CAPITAL AND FINANCIAL RISK MANAGEMENT (Schedule of interest Rate Profile of Financial Assets/Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Variable Rate Instruments [Abstract]
Cash at bank and in hand	$ 5,138	$ 5,167
Variable rate financial liabilities (senior secured term loan)	(108,015)	(72,391)
Variable rate instruments	(102,877)	(67,224)
Fixed rate instruments
Fixed rate financial liabilities (exchangeable note)	(210)	(210)
Fixed rate financial liabilities (convertible note)	(16,330)	(15,401)
Fixed rate financial liabilities (lease payables)	(13,428)	(12,762)
Fixed rate instruments	$ (29,968)	$ (28,373)